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                                ROPES & GRAY LLP
                                 ONE METRO ENTER
                               700 12TH STREET, NW
                                    SUITE 900
                            WASHINGTON, DC 20005-3948
                                 (202) 508-4662


October 31, 2006

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re: American Performance Funds (Registration Nos.): 033-35190 and 811-6114
         Post-Effective Amendment No. 38 to the Registration Statement
         -------------------------------------------------------------

Ladies and Gentlemen:

      On behalf of the American Performance Funds (the "Trust") and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), accompanying this letter for filing is a conformed copy of Post-Effective Amendment No. 38 to the Trust's Registration Statement under the 1933 Act and Amendment No. 36 under the 1940 Act on Form N-1A. Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

      Please call me at (202) 508-4667 or my colleague Melissa Gainor at (202) 508-4662 if you have any questions regarding this filing.

                                            Sincerely,

                                            /s/ ALYSSA ALBERTELLI

                                            Alyssa Albertelli